Expense Example - Anfield Enhanced Market ETF - Anfield Enhanced Market ETF [Default Label]	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 123
Expense Example, with Redemption, 3 Years	$ 384